Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Abstract]
2017	$ 162
2018	128
2019	96
2018	66
2021	26
Thereafter	35
Amortization of Intangible Assets	$ 359	$ 1,100	$ 720